Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022

Cost:
Computers and software	$620	$613
Laboratory equipment	8,122	7,933
Furniture and office equipment	173	173
Leasehold improvements	6,503	6,503

	15,418	15,222
Accumulated depreciation	(7,797)	(5,975)

Depreciated cost	$7,621	$9,247